Stockholders Equity - Additional Information (Detail) $ / shares in Units, $ in Thousands			9 Months Ended	12 Months Ended
	Sep. 29, 2017 $ / shares shares	Jun. 14, 2017 shares	Sep. 30, 2017 USD ($) $ / shares Plan shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares
Class Of Stock [Line Items]
Common stock, shares authorized			250,000,000	250,000,000	250,000,000
Common stock, par value | $ / shares			$ 0.001	$ 0.001	$ 0.001
Common stock, voting rights			one vote per share
Shares issued from exercise of options			178,520	13,440	29,760
Deferred costs | $			$ 0	$ 1,800	$ 0
Costs incurred in raising equity | $					$ 13
Number of stock option plans | Plan			3
2013, 2007 and 2004 Plans | Maximum
Class Of Stock [Line Items]
Common stock options authorized grant			11,800,000
2017 Plans
Class Of Stock [Line Items]
Common stock reserved for future issuance			5,200,000
Shares issued			0
Common Stock
Class Of Stock [Line Items]
Sale of common stock, shares			6,900,000	1,133,332	13,050,924
Shares issued from exercise of options					29,760
Shares from the exercise of warrants and options				513,440
Vesting of restricted stock units and grant of shares				50,000
Cumulative increase to equity shares value | $				$ 19,900	$ 114,300
Repurchase of common stock, shares				587,925
Repurchase of common stock, cost | $				$ 5,900
Convertible Bonds | Common Stock
Class Of Stock [Line Items]
Shares issued upon conversion	795,455	7,727,273
$5.00 per Share | Common Stock
Class Of Stock [Line Items]
Sale of common stock, shares					2,400,000
Common stock share price | $ / shares					$ 5.00
$5.50 per Share | Common Stock
Class Of Stock [Line Items]
Sale of common stock, shares					3,399,232
Common stock share price | $ / shares					$ 5.50
$6.50 per Share | Common Stock
Class Of Stock [Line Items]
Sale of common stock, shares					307,689
Common stock share price | $ / shares					$ 6.50
$7.50 per Share | Common Stock
Class Of Stock [Line Items]
Sale of common stock, shares				1,133,332	8,845,132
Common stock share price | $ / shares				$ 7.50	$ 7.50
$9.00 per Share | Common Stock
Class Of Stock [Line Items]
Sale of common stock, shares				315,810	1,699,267
Common stock share price | $ / shares				$ 9.00	$ 9.00
IPO
Class Of Stock [Line Items]
Sale of common stock, shares			6,900,000
Common stock share price | $ / shares			$ 11.00
Shares from the exercise of warrants and options			512,586
Vesting of restricted stock units and grant of shares			821,982
Cumulative increase to equity shares value | $			$ 182,300
Costs incurred in raising equity | $			$ 11,700
IPO | 2017 Plans
Class Of Stock [Line Items]
Common stock reserved for future issuance			1,000,000
IPO | Other Long-term Assets
Class Of Stock [Line Items]
Deferred costs | $				$ 1,800
IPO | Licensing Agreements
Class Of Stock [Line Items]
Sale of common stock, shares			568,182
IPO | Common Stock
Class Of Stock [Line Items]
Common stock share price | $ / shares			$ 11.00
IPO | Convertible Bonds | Common Stock
Class Of Stock [Line Items]
Common stock share price | $ / shares	$ 11
Shares issued upon conversion			8,522,728
Vesting of Restricted Stock Grants | Common Stock
Class Of Stock [Line Items]
Repurchase of common stock, shares			16,000	646,667